REVENUE AND DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2023
REVENUE AND DEFERRED REVENUE
Schedule of the Group's revenues from contracts with customers disaggregated by recognition timing

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(in thousands)
Revenues:
Recognized over time	831,363	898,233	926,479	130,492
Recognized at a point in time	113,359	87,284	91,660	12,910
Total revenues	944,722	985,517	1,018,139	143,402